Principal accounting policies - Revenue recognition and cost of revenues - Effect of the adoption of ASC 606 (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Net revenues	$ 199,408	$ 160,017	$ 125,258
Cost of revenues	(142,703)	(120,897)	(95,733)
Gross profit	56,705	39,120	29,525
Loss before income tax expense	(10,394)	(31,956)	(24,071)
Income tax expense	(47)	(655)	(548)
Net loss	$ (10,849)	$ (32,611)	$ (24,619)
- Basic	$ (0.34)	$ (1.23)	$ (2.15)
- Diluted	$ (0.34)	$ (1.23)	$ (2.15)
Without adoption of ASC 606
Disaggregation of Revenue [Line Items]
Net revenues			$ 125,258
ASU 2014-09 | Without adoption of ASC 606
Disaggregation of Revenue [Line Items]
Net revenues		$ 162,671
Cost of revenues		(123,551)
Gross profit		39,120
Loss before income tax expense		(31,956)
Income tax expense		(655)
Net loss		$ (32,611)
- Basic		$ (1.23)
- Diluted		$ (1.23)
ASU 2014-09 | Effect of change Higher/(Lower)
Disaggregation of Revenue [Line Items]
Net revenues		$ (2,654)
Cost of revenues		$ (2,654)